Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund	Sep. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 601
Expense Example, with Redemption, 3 Years	837
Expense Example, with Redemption, 5 Years	1,092
Expense Example, with Redemption, 10 Years	1,819
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	2,203
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,064
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	$ 1,679